Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Business Combination Goodwill [Abstract]
Summary of Movements on Goodwill

Movements on goodwill during the year were as follows:

	Marketing Solutions	Enterprise Solutions	Total
Balance as of January 1, 2019	48,496	-	48,496
Goodwill arising from acquisitions during the year (Note 4(b)(c))	1,125	16,089	17,214
Balance as of December 31, 2019	49,621	16,089	65,710
Goodwill arising from acquisitions during the year (Note 4(e))	3,403	5,306	8,709
Balance as of December 31, 2020	53,024	21,395	74,419